Share capital and additional paid in capital - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended						12 Months Ended
	Jan. 26, 2022 CNY (¥)	Jan. 26, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥)	Jan. 31, 2022 $ / shares shares	Nov. 30, 2020 shares	Jul. 31, 2019 $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares shares
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares						$ 0.001		$ 0.001
Proceeds from issue of preference shares									¥ 556,356	$ 80,663
Purchase Price									¥ 8,624	$ 1,250
Common Stock, Voting Rights									Holders of Class A ordinary shares are entitled to one vote per share. Holders of Class B ordinary shares and Class C ordinary shares are entitled to ten votes per share and two votes per share, respectively.	Holders of Class A ordinary shares are entitled to one vote per share. Holders of Class B ordinary shares and Class C ordinary shares are entitled to ten votes per share and two votes per share, respectively.
After Share Subdivision
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares						$ 0.0001
Number of shares called by each existing issued and unissued share						10
Ordinary shares [member]
Disclosure of changes in combined capital and additional paid in capital
Shares issued during period						49,995,000	400	100
Effective share subdivision						1-to-10,000
Share price of shares cancelled in exchange | $ / shares						$ 0.0001
Class A ordinary shares [Member]
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares				$ 0.01						$ 0.01
Shares Issued				549,430,353						549,430,353
Number of shares received on exchange upon merger						32.951
Number of shares authorised				700,000,000						700,000,000
Number of shares outstanding				549,430,353						549,430,353
Class A ordinary shares [Member] | Institution Investor [Member]
Disclosure of changes in combined capital and additional paid in capital
Shares Issued				57,570,524						57,570,524
Purchase Price			¥ 208,700	$ 30,000
Class B ordinary shares [Member]
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares				$ 0.01						$ 0.01
Shares Issued				248,888,073						248,888,073
Number of shares authorised				300,000,000						300,000,000
Number of shares outstanding				248,888,073						248,888,073
Class C ordinary shares [Member]
Disclosure of changes in combined capital and additional paid in capital
Par value per share | $ / shares				$ 0.01						$ 0.01
Shares Issued				1,398,659,699						1,398,659,699
Number of shares authorised				1,400,000,000						1,400,000,000
Number of shares outstanding				1,398,659,699						1,398,659,699
Convertible Redeemable Preference Shares [Member]
Disclosure of changes in combined capital and additional paid in capital
Proceeds from issue of preference shares	¥ 556,400	$ 87,300			¥ 556,400
Other Class or Series [Member]
Disclosure of changes in combined capital and additional paid in capital
Number of shares authorised				100,000,000						100,000,000